Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100
					Average		Investment Based On:
			Summary		Summary	Average		Peer Group
	Summary		Compensation	Compensation	Compensation	Compensation	Total	Total	Net
	Compensation	Compensation	Table Total	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Income	Revenue
Fiscal	Table Total	Actually Paid	for PEO 2	to PEO 2	non-PEO NEOs	non-PEO NEOs	Return	Return	($M)	($M)
Year	for PEO 1	to PEO 1	(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2025	$—	$—	$11,187,208	$31,559,844	$3,300,714	$9,657,616	$220.15	$236.57	$148.4	$1,798.8
2024	$—	$—	$8,761,961	$8,136,164	$2,972,720	$2,759,375	$121.24	$176.57	$54.2	$1,482.0
2023	$—	$—	$8,607,231	$11,221,436	$2,316,639	$2,881,406	$113.79	$132.15	$128.3	$1,655.8
2022	$—	$—	$7,666,604	$7,436,630	$2,427,913	$2,147,918	$89.25	$103.42	$199.7	$1,845.4
2021	$1,165,045	$834,768	$6,506,021	$5,147,912	$1,663,213	$1,170,255	$94.31	$125.35	$134.8	$1,456.0

*PEO 1Yuval Wasserman (our former President and Chief Executive Officer)

*PEO 2Steve Kelley (our current President and Chief Executive Officer)

(1)	The dollar amounts reported in column (d) are the amounts of total compensation reported for Mr. Kelley for each corresponding year in the “Total” column of the Summary Compensation Table in each applicable year. As described in footnote 1 to the Summary Compensation Table for 2025, the 2023 amounts have been corrected to reflect the accurate FASB ASC Topic 718 grant date fair values of PSUs granted during those years.
(2)	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Kelley, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kelley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kelley’s total compensation for 2025 to determine the compensation actually paid:

Reported
Summary
	Compensation	Reported Value of	Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	PEO 2	Awards(a)	Adjustments(b)	PEO 2
2025	$11,187,208	$8,426,221	$28,798,857	$31,559,844

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the total equity award adjustments for 2025 are as follows:

Year over Year
Change in Fair
		Year over Year	Value of Equity
		Change in Fair Value	Awards Granted
	Year End	of Outstanding	in Prior Years	Total Equity
	Fair Value of	and Unvested	that Vested	Award
Year	Equity Awards	Equity Awards	in the Year	Adjustments
2025	$11,459,230	$17,625,996	$(286,368)	$28,798,857

(3)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Messrs. Wasserman and Kelley, as applicable) in the “Total” column of the Summary Compensation
Table in each applicable year. As described in footnote 1 to the Summary Compensation Table for 2024, the 2023 and 2022 amounts have been corrected to reflect the accurate FASB ASC Topic 718 grant date fair values of PSUs granted during those years. The names of each of the NEOs (excluding Mr. Kelley) included for purposes of calculating the average amounts in 2025, 2024, 2023 are as follows: Paul Oldham, Eduardo Bernal Acebedo, Elizabeth Vonne, and John Donaghey. The names of each of the NEOs included for purposes of calculating the average amounts in 2022 are as follows: Paul Oldham, Eduardo Bernal Acebedo, Elizabeth Vonne, Thomas McGimpsey and John Donaghey. The names of each of the NEOs included for purposes of calculating the average amounts in 2021 are as follows: Paul Oldham, Eduardo Bernal Acebedo, Thomas McGimpsey and Dana Huth.
(4)	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Wasserman and Kelley, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Wasserman and Kelley) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for 2025 for the NEOs as a group (excluding Mr. Kelley) to determine the compensation actually paid, using the same methodology described above in footnote 1:

Average
	Reported Summary			Average
	Compensation	Average	Average Equity	Compensation
	Table Total for	Reported Value of	Award	Actually Paid to
Year	Non-PEO NEOs	Equity Awards	Adjustments(a)	Non-PEO NEOs
2025	$3,300,714	$2,082,257	$8,439,159	$9,657,616
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year over Year
		Year over Year	Average Change
		Average Change	in Fair Value
	Average	in Fair Value	of Equity Awards
	Year End	of Outstanding	Granted in	Total Average
	Fair Value of	and Unvested	Prior Years that	Equity Award
Year	Equity Awards	Equity Awards	Vested in the Year	Adjustments
2025	$4,002,693	$4,528,951	$(92,486)	$8,439,159

(5)	Cumulative TSR is calculated by dividing the sum of (i) the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and (ii) the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones US Electrical Computer & Equipment.
(7)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(8)	The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable year. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(3)	The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (“NEOs”) as a group (excluding Messrs. Wasserman and Kelley, as applicable) in the “Total” column of the Summary Compensation
Table in each applicable year. As described in footnote 1 to the Summary Compensation Table for 2024, the 2023 and 2022 amounts have been corrected to reflect the accurate FASB ASC Topic 718 grant date fair values of PSUs granted during those years. The names of each of the NEOs (excluding Mr. Kelley) included for purposes of calculating the average amounts in 2025, 2024, 2023 are as follows: Paul Oldham, Eduardo Bernal Acebedo, Elizabeth Vonne, and John Donaghey. The names of each of the NEOs included for purposes of calculating the average amounts in 2022 are as follows: Paul Oldham, Eduardo Bernal Acebedo, Elizabeth Vonne, Thomas McGimpsey and John Donaghey. The names of each of the NEOs included for purposes of calculating the average amounts in 2021 are as follows: Paul Oldham, Eduardo Bernal Acebedo, Thomas McGimpsey and Dana Huth.

Peer Group Issuers, Footnote
(6)	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the following published industry index: Dow Jones US Electrical Computer & Equipment.

Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported in column (e) represent the amount of “compensation actually paid” to Mr. Kelley, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Kelley during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Kelley’s total compensation for 2025 to determine the compensation actually paid:

Reported
Summary
	Compensation	Reported Value of	Equity	Compensation
	Table Total for	Equity	Award	Actually Paid to
Year	PEO 2	Awards(a)	Adjustments(b)	PEO 2
2025	$11,187,208	$8,426,221	$28,798,857	$31,559,844

(a)	The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable year.
(b)	The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The amounts deducted or added in calculating the total equity award adjustments for 2025 are as follows:

Year over Year
Change in Fair
		Year over Year	Value of Equity
		Change in Fair Value	Awards Granted
	Year End	of Outstanding	in Prior Years	Total Equity
	Fair Value of	and Unvested	that Vested	Award
Year	Equity Awards	Equity Awards	in the Year	Adjustments
2025	$11,459,230	$17,625,996	$(286,368)	$28,798,857

Non-PEO NEO Average Total Compensation Amount	$ 3,300,714	$ 2,972,720	$ 2,316,639	$ 2,427,913	$ 1,663,213
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,657,616	2,759,375	2,881,406	2,147,918	1,170,255
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Messrs. Wasserman and Kelley, as applicable), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Messrs. Wasserman and Kelley) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for 2025 for the NEOs as a group (excluding Mr. Kelley) to determine the compensation actually paid, using the same methodology described above in footnote 1:

Average
	Reported Summary			Average
	Compensation	Average	Average Equity	Compensation
	Table Total for	Reported Value of	Award	Actually Paid to
Year	Non-PEO NEOs	Equity Awards	Adjustments(a)	Non-PEO NEOs
2025	$3,300,714	$2,082,257	$8,439,159	$9,657,616
(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year over Year
		Year over Year	Average Change
		Average Change	in Fair Value
	Average	in Fair Value	of Equity Awards
	Year End	of Outstanding	Granted in	Total Average
	Fair Value of	and Unvested	Prior Years that	Equity Award
Year	Equity Awards	Equity Awards	Vested in the Year	Adjustments
2025	$4,002,693	$4,528,951	$(92,486)	$8,439,159

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the relationship between the amount of compensation actually paid to Mr. Kelley or Mr. Wasserman, as applicable, the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Kelley and Mr. Wasserman, as applicable), the Company’s total stockholder return, and the total stockholder return of the Dow Jones US Electrical Components & Equipment Index over the five years presented in the table. We believe the “Compensation Actually Paid” in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our short- and long-term incentive compensation programs. In fiscal year 2025, the Company significantly outperformed the peer TSR on a one-year and three-year basis, contributing to the increase in 2025 compensation actually paid.

Compensation Actually Paid vs. Net Income

Compensation Actually Paid and Net Income

The following graph illustrate the relationship between the amount of compensation actually paid to Mr. Kelley or Mr. Wasserman, as applicable, the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Kelley and Mr. Wasserman, as applicable) and the Company’s net income over the five years presented in the table. While the Company does not use net income as a performance measure in the overall executive compensation program, the measure of net income is correlated with the measure Non-GAAP Operating Income which the Company does use for setting goals in the Company’s short-term incentive compensation program. As described in more detail in the section “Compensation Discussion and Analysis,” approximately 12-15% of the value of total compensation awarded to the named executive officers in 2025 consists of amounts determined under the 2025 STI Plan. Improved financial performance on a one- and three-year basis, combined with above-peer TSR performance, contributed to the increase in total 2025 compensation actually paid.

Compensation Actually Paid vs. Company Selected Measure

Compensation Actually Paid and Revenue

The following graph illustrates the relationship between the amount of compensation actually paid to Mr. Kelley or Mr. Wasserman, as applicable, the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Kelley and Mr. Wasserman, as applicable) and the Company’s revenue performance. While the Company uses numerous financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that revenue is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to Company performance.  As described in more detail in the section “Compensation Discussion and Analysis,” in 2025 approximately 12-15% of the value of total compensation awarded to the named executive officers consists of amounts determined under the 2025 STI Plan and approximately 67-79% of the value of total compensation awarded to the named executive officers consists of equity awards under the Company’s long-term incentive programs, including RSUs and PSUs. Improved financial performance on a one- and three-year basis, combined with above-peer TSR performance, contributed to the increase in total 2025 compensation actually paid.

Total Shareholder Return Vs Peer Group

Compensation Actually Paid and Cumulative TSR

The following graph illustrates the relationship between the amount of compensation actually paid to Mr. Kelley or Mr. Wasserman, as applicable, the average amount of compensation actually paid to the Company’s named executive officers as a group (excluding Mr. Kelley and Mr. Wasserman, as applicable), the Company’s total stockholder return, and the total stockholder return of the Dow Jones US Electrical Components & Equipment Index over the five years presented in the table. We believe the “Compensation Actually Paid” in each of the years reported above and over the five-year cumulative period are reflective of the Compensation Committee’s emphasis on “pay-for-performance” as the “Compensation Actually Paid” fluctuated year-over-year, primarily due to the result of our stock performance and our varying levels of achievement against pre-established performance goals under our short- and long-term incentive compensation programs. In fiscal year 2025, the Company significantly outperformed the peer TSR on a one-year and three-year basis, contributing to the increase in 2025 compensation actually paid.

Tabular List, Table

Financial Performance Measures

As described in greater detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. The metrics that the Company uses for both our long-term and short-term incentive awards are selected based on an objective of incentivizing our named executive officers to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s named executive officers, for the most recently completed fiscal year, to the Company’s performance are as follows:

●	Revenue
●	Non-GAAP Operating Income
●	Adjusted Cash Flow
●	Non-GAAP Gross Margin Percentage
●	Relative Total Shareholder Return

Total Shareholder Return Amount	$ 220.15	121.24	113.79	89.25	94.31
Peer Group Total Shareholder Return Amount	236.57	176.57	132.15	103.42	125.35
Net Income (Loss)	$ 148,400,000	$ 54,200,000	$ 128,300,000	$ 199,700,000	$ 134,800,000
Company Selected Measure Amount	1,798,800,000	1,482,000,000	1,655,800,000	1,845,400,000	1,456,000,000
PEO Name	Steve Kelley
Additional 402(v) Disclosure

Analysis of the Information Presented in the Pay Versus Performance Table

As described in detail in the section “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a variable pay-for-performance philosophy. While the Company utilizes several performance measures to align executive compensation with Company performance, all of those Company measures are not presented in the Pay Versus Performance table. Moreover, the Company generally seeks to incentivize long-term performance and, therefore, does not specifically align the Company’s performance measures with compensation that is actually paid (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, the Company is providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin Percentage
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Yuval Wasserman
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 1,165,045
PEO Actually Paid Compensation Amount					834,768
Steve Kelley
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,187,208	$ 8,761,961	$ 8,607,231	$ 7,666,604	6,506,021
PEO Actually Paid Compensation Amount	31,559,844	$ 8,136,164	$ 11,221,436	$ 7,436,630	$ 5,147,912
PEO | Steve Kelley | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,426,221)
PEO | Steve Kelley | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,798,857
PEO | Steve Kelley | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,459,230
PEO | Steve Kelley | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,625,996
PEO | Steve Kelley | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(286,368)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,082,257)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,439,159
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,002,693
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,528,951
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (92,486)